Related party transactions and Directors' remuneration (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Name of ultimate parent of group		Barclays PLC
Allowances for impairment recognised		£ 1,269.0	£ 726.0	£ 1,738.0	[1]
Accruing benefits under defined benefit scheme	[2]	184.0	302.0	208.0	[3]
Pension defined benefit plans [member] | UK [member] | United Kingdom Retirement Fund (UKRF) [member]
Disclosure of transactions between related parties [line items]
Pension contributions paid to defined contributions schemes		1,231.0	741.0	£ 1,124.0
Pension defined benefit plans [member] | Heron Issuer Limited [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | United Kingdom Retirement Fund (UKRF) [member] | The Senior Notes [member]
Disclosure of transactions between related parties [line items]
Notes issued		500.0
Key Management Personnel and persons connected to them [member]
Disclosure of transactions between related parties [line items]
Allowances for impairment recognised		0.0
Total commitments outstanding		0.1	0.5
Advances and credits available	[4]	0.1	12.6
Directors [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme		0.0	0.0
Advances and credits available		0.0	0.0
Total value of guarantees entered into on behalf of Directors		0.0	0.0
Directors [member] | Defined contribution Schemes [member]
Disclosure of transactions between related parties [line items]
Pension contributions paid to defined contributions schemes		11,932.0	11,848.0
Notional defined benefit contributions		0.0	0.0
Highest paid director [member] | Defined contribution Schemes [member]
Disclosure of transactions between related parties [line items]
Pension contributions paid to defined contributions schemes		0.0	0.0
Notional defined benefit contributions		0.0	0.0
Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Guarantees, pledges or commitments		0.0	20.0
Pension funds [member]
Disclosure of transactions between related parties [line items]
Derivatives transacted		£ 6.0	£ 3.0

[1]	2017 numbers are pre sented on an IAS 39 basis
[2]

b Post-retirem ent benefits charge includes £ 126 m (2018 : £ 99 m; 2017 : £ 1 10 m) in respect of defin ed contribution schemes and £ 57 m (201 8 : £ 203 m; 201 7 : £ 97 m) in respect of defined benefit schemes .

c

[3]

In 2017 , £472m of performance costs recharged by Barclays Execution Services Limited to B arclays B ank PLC has been included in Other administration and general expenses within Operating expenses. For further de tails on Operating expenses refer to Note 8 .

[4]	Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel